RELATED PARTY TRANSACTIONS (Details) (USD $)	3 Months Ended		12 Months Ended		0 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2013	Jan. 31, 2014
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Due to Related Parties, Current	$ 0		$ 0	$ 30,781	$ 30,781
Debt Conversion, Original Debt, Amount	0	0	0	600,000
Class of Warrant or Rights, Granted (in Shares)	2,447,830		2,396,732	2,717,258
Stock Issued During Period, Shares, New Issues (in Shares)			956,179	122,449
Interest Payable, Related Party, Current			40,293	123,089	123,089
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized			56,667	0	0
Stock Issued During Period, Value, Other			65,000
Due to Other Related Parties, Classified, Current			11,250	0	0
Settlement of Related Party Debt [Member] | Director [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Shares Issued, Price Per Share (in Dollars per share)			$ 2.50
Stock Issued During Period, Shares, Other (in Shares)			26,000
Stock Issued During Period, Value, Other			65,000
Board of Directors Chairman [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Conversion, Original Debt, Amount					228,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares)					93,061
Class of Warrant or Rights, Granted (in Shares)					46,531
Investor [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Class of Warrant or Rights, Granted (in Shares)					61,225
Stock Issued During Period, Shares, New Issues (in Shares)					122,448
Proceeds from Issuance of Private Placement					300,000
Director [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Class of Warrant or Rights, Granted (in Shares)						12,246
Stock Issued During Period, Shares, New Issues (in Shares)						24,490
Proceeds from Issuance of Private Placement						60,000
Extinguishment of Debt, Amount			87,500
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures (in Shares)			34,000
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures			85,000
Shares Issued, Price Per Share (in Dollars per share)			$ 2.50
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized			$ 56,667
President and Director [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Class of Warrant or Rights, Granted (in Shares)				53,830
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)				$ 2.61	$ 2.61
Warrants, Term of Warrants				5 years